MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES      Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 2000               New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2000, the United States continued to exhibit strong economic growth with accelerating inflationary pressures. Concerned by the strength in the global economy and the threat of rising inflation, the Federal Reserve Board continued its recent pattern of raising the federal funds rate, increasing it to 6.00 percent in two steps during the period. Subsequent to the end of the period, at its May meeting, the Fed raised the federal funds rate an additional 50 basis points (one-half of one percent).

The U.S. equity market continued its bull-market run during this period. After setting records during the second half of 1999, however, the U.S. equity markets were plagued by increased volatility in the first quarter of 2000. While the S&P 500 increased 2.29 percent for the quarter, it had been down as much as 8 percent year-to-date in late February. Technology stocks again were the dominant contributors to the market's performance. However, technology underperformed late in the first quarter as investors' attention shifted toward old-economy companies. In April, tech stocks pulled back sharply amid intense volatility.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended April 30, 2000, Morgan Stanley Dean Witter Capital Growth Securities' Class B shares produced a total return of 24.91 percent, compared to 7.19 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500).* For the same period, the Fund's Class A, C and D shares produced total returns of 25.31 percent, 24.86 percent and 25.50 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
*The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

The Fund continued to invest in companies across the market-capitalization spectrum as well as all major sectors of the S&P 500. However, during the period the Fund's managers decreased its long-standing overweighting in technology to an underweighting of 21 percent. This move was prompted by dramatic price increases and valuation levels that we believed were unsustainable. Monies flowed out of technology and consumer stocks, into capital goods (17 percent of the Fund's assets) and energy (10.5 percent of the Fund's assets). The consumer cyclical and staples positions represented 13 percent of the Fund's assets as of April 30, down from a 21.5 percent weighting six months earlier.

The Fund added to its health-care and financial-services holdings, which represented 10.5 percent and 14 percent of the Fund's assets, respectively, on April 30. During the current period of market turbulence the Fund's managers have diversified its portfolio among both growth and value issues. We have shifted from a definitive growth bias, which the Fund maintained at the beginning of the fiscal year, to a more neutral positioning. We expect to maintain this posture until the full extent of the Federal Reserve Board's actions can be reasonably ascertained.

The Fund's ten largest holdings on April 30 were Tyco International, Millipore, Vishay Intertech, Honeywell, Citigroup, American Home Products, Warner-Lambert, EMC, AVX and Dynergy.

LOOKING AHEAD

Although we continue to have a favorable long-term outlook for the stock market, we expect that volatility will continue in the short-term. Going forward, we do not anticipate making a dramatic shift in the Fund's strategy.

We appreciate your ongoing support of Morgan Stanley Dean Witter Capital Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

FUND PERFORMANCE April 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
----------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
Since Inception (7/28/97)   19.56%(1)  17.24%(2)
1 Year                      28.03%(1)  21.31%(2)

                   CLASS C+
----------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
Since Inception (7/28/97)   18.80%(1)  18.80%(2)
1 Year                      27.15%(1)  26.19%(2)

                  CLASS B**
----------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
1 Year                      27.13%(1)  22.30%(2)
5 Years                     21.20%(1)  21.01%(2)
10 Years                    14.86%(1)  14.86%(2)

                  CLASS D++
----------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
Since Inception (7/28/97)   19.84%(1)
1 Year                      28.44%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (93.4%)
            Aerospace (1.0%)
 100,000    United Technologies Corp. ...  $  6,218,750
                                           ------------
            Airlines (1.5%)
 275,000    AMR Corp.*...................     9,367,188
                                           ------------

            Apparel (0.3%)
  85,000    Quiksilver, Inc.*............     1,604,375
                                           ------------

            Auto Parts: O.E.M. (0.5%)
  50,000    Johnson Controls, Inc. ......     3,165,625
                                           ------------
            Broadcasting (0.4%)
  60,000    Westwood One, Inc.*..........     2,122,500
                                           ------------

            Building Materials/DIY Chains (1.6%)
  60,000    Home Depot, Inc. (The).......     3,363,750
 135,000    Lowe's Companies, Inc. ......     6,682,500
                                           ------------
                                             10,046,250
                                           ------------
            Catalog/Specialty Distribution (0.7%)
  40,000    CDW Computer Centers,
             Inc.*.......................     4,152,500
                                           ------------
            Cellular Telephone (0.3%)
  40,000    Vodafone AirTouch PLC (ADR)
             (United Kingdom)............     1,880,000
                                           ------------

            Clothing/Shoe/Accessory Stores (0.4%)
  50,000    Limited (The), Inc. .........     2,259,375
                                           ------------

            Computer Communications (1.1%)
 100,000    Cisco Systems, Inc.*.........     6,937,500
                                           ------------
            Computer Software (0.3%)
  75,000    Network Associates, Inc.*....     1,903,125
                                           ------------

            Computer/Video Chains (0.8%)
  25,000    Best Buy Co., Inc.*..........     2,018,750
  50,000    Circuit City Stores, Inc. -
             Circuit City Group..........     2,940,625
                                           ------------
                                              4,959,375
                                           ------------
            Contract Drilling (3.0%)
 100,000    ENSCO International Inc. ....     3,318,750
 175,000    Marine Drilling Companies,
             Inc.*.......................     4,550,000
  75,000    Noble Drilling Corp.*........     2,995,313
 150,000    Rowan Companies, Inc.*.......     4,190,625
  75,000    Transocean Sedco Forex
             Inc. .......................     3,525,000
                                           ------------
                                             18,579,688
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Discount Chains (2.3%)
 100,000    Target Corp. ................  $  6,656,250
 135,000    Wal-Mart Stores, Inc. .......     7,475,625
                                           ------------
                                             14,131,875
                                           ------------

            Diversified Electronic Products (1.3%)
 460,300    Sensormatic Electronics
             Corp.*......................     7,681,256
                                           ------------

            Diversified Financial Services (3.0%)
 200,000    AXA Financial, Inc. .........     6,525,000
 200,000    Citigroup, Inc. .............    11,887,500
                                           ------------
                                             18,412,500
                                           ------------

            Diversified Manufacturing (4.4%)
 100,000    Dover Corp. .................     5,081,250
 185,000    Honeywell International,
             Inc. .......................    10,360,000
 250,000    Tyco International Ltd.
             (Bermuda)...................    11,484,374
                                           ------------
                                             26,925,624
                                           ------------

            Drugstore Chains (0.7%)
 100,000    CVS Corp. ...................     4,350,000
                                           ------------

            E.D.P. Peripherals (1.7%)
  75,000    EMC Corp.*...................    10,420,313
                                           ------------

            Electronic Components (7.0%)
 150,000    Amphenol Corp. (Class A)*....     9,562,500
 100,000    AVX Corp. ...................     9,743,750
  60,000    Burr-Brown Corp.*............     4,083,750
 100,000    Kemet Corp.*.................     7,450,000
 135,000    Vishay Intertechnology,
             Inc.*.......................    11,323,124
                                           ------------
                                             42,163,124
                                           ------------

            Electronic Data Processing (1.6%)
 275,000    Compaq Computer Corp. .......     8,043,750
  35,000    Gateway, Inc.*...............     1,933,750
                                           ------------
                                              9,977,500
                                           ------------

            Electronic Distributors (1.1%)
 150,000    Arrow Electronics, Inc.*.....     6,571,875
                                           ------------

            Electronic Production Equipment (5.1%)
  85,000    Applied Materials, Inc.*.....     8,654,062
 125,000    Cognex Corp.*................     6,984,374
  25,000    Kulicke & Soffa Industries,
             Inc.*.......................     1,957,813
  60,000    Lam Research Corp.*..........     2,748,750
  40,000    Photronics, Inc.*............     1,332,500
  45,000    PRI Automation, Inc.*........     3,594,375

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
  55,000    Teradyne, Inc.*..............  $  6,050,000
                                           ------------
                                             31,321,874
                                           ------------

            Engineering & Construction (0.6%)
  75,000    Quanta Services, Inc.*.......     3,482,813
                                           ------------
            Finance Companies (1.6%)
 165,000    Capital One Financial
             Corp. ......................     7,218,750
  85,000    CompuCredit Corp.*...........     2,783,750
                                           ------------
                                             10,002,500
                                           ------------
            Food Chains (1.2%)
 400,000    Kroger Co.*..................     7,425,000
                                           ------------
            Generic Drugs (2.0%)
 310,000    Ivax Corp.*..................     8,486,250
  85,000    Watson Pharmaceuticals,
             Inc.*.......................     3,819,688
                                           ------------
                                             12,305,938
                                           ------------

            Industrial Specialties (1.8%)
 150,000    Millipore Corp. .............    10,753,125
                                           ------------

            Integrated Oil Companies (1.8%)
 150,000    BP Amoco PLC (ADR) (United
             Kingdom)....................     7,650,000
  60,000    Murphy Oil Corp. ............     3,540,000
                                           ------------
                                             11,190,000
                                           ------------

            Investment Bankers/Brokers/Services (3.3%)
 150,000    Bear Stearns Companies,
             Inc. .......................     6,431,249
  50,000    Donaldson, Lufkin & Jenrette,
             Inc. .......................     2,084,375
 135,000    Edwards (A.G.), Inc. ........     5,079,375
  40,000    Lehman Brothers Holdings,
             Inc. .......................     3,282,500
  30,000    Merrill Lynch & Co., Inc. ...     3,058,125
                                           ------------
                                             19,935,624
                                           ------------
            Major Banks (2.6%)
 150,000    Bank of America Corp. .......     7,350,000
  40,000    Morgan (J.P.) & Co., Inc. ...     5,135,000
  80,000    Wells Fargo & Co. ...........     3,285,000
                                           ------------
                                             15,770,000
                                           ------------

            Major Chemicals (0.8%)
  85,000    Union Carbide Corp. .........     5,015,000
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Major Pharmaceuticals (4.2%)
 185,000    American Home Products
             Corp. ......................  $ 10,394,687
  75,000    Lilly (Eli) & Co. ...........     5,798,438
  85,000    Warner-Lambert Co. ..........     9,674,062
                                           ------------
                                             25,867,187
                                           ------------

            Medical Specialties (2.0%)
 150,000    Boston Scientific Corp.*.....     3,975,000
 250,000    Cooper Companies, Inc. ......     8,406,250
                                           ------------
                                             12,381,250
                                           ------------

            Military/Gov't/Technical (0.3%)
  40,000    Titan Corp. (The)*...........     1,717,500
                                           ------------

            Motor Vehicles (0.9%)
  60,000    General Motors Corp. ........     5,617,500
                                           ------------

            Movies/Entertainment (0.3%)
  35,000    CBS Corp.*...................     2,056,250
                                           ------------

            Multi-Line Insurance (1.3%)
  75,000    American International
             Group, Inc. ................     8,226,563
                                           ------------

            Multi-Sector Companies (2.5%)
  85,000    Anixter International,
             Inc.*.......................     2,863,438
 120,000    Crane Co. ...................     3,225,000
  60,000    General Electric Co. ........     9,435,000
                                           ------------
                                             15,523,438
                                           ------------

            Natural Gas (0.6%)
  85,000    Equitable Resources, Inc. ...     3,941,875
                                           ------------

            Oil & Gas Production (2.3%)
  80,000    Anardarko Petroleum Corp. ...     3,475,000
 150,000    Newfield Exploration Co.*....     6,093,750
 175,000    Pogo Producing Co. ..........     4,484,375
                                           ------------
                                             14,053,125
                                           ------------

            Oil Refining/Marketing (2.0%)
 175,000    Tosco Corp. .................     5,610,938
 225,000    Valero Energy Corp. .........     6,525,000
                                           ------------
                                             12,135,938
                                           ------------

            Oil/Gas Transmission (2.4%)
 100,000    Coastal Corp. ...............     5,018,750
 150,000    Dynegy, Inc. ................     9,815,625
                                           ------------
                                             14,834,375
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Oilfield Services/Equipment (1.5%)
  35,000    BJ Services Co.*.............  $  2,458,750
  50,000    Cooper Cameron Corp.*........     3,750,000
  75,000    Weatherford International,
             Inc.*.......................     3,046,875
                                           ------------
                                              9,255,625
                                           ------------
            Other Pharmaceuticals (2.4%)
 135,000    Elan Corp. PLC (ADR)
             (Ireland)*..................     5,788,125
  75,000    Forest Laboratories, Inc.*...     6,304,688
  60,000    Shire Pharmaceuticals Group
             PLC (ADR) (United
             Kingdom)*...................     2,415,000
                                           ------------
                                             14,507,813
                                           ------------

            Other Specialty Stores (1.4%)
 100,000    Linens 'N Things, Inc.*......     3,087,500
 500,000    Office Depot, Inc.*..........     5,281,250
                                           ------------
                                              8,368,750
                                           ------------

            Other Telecommunications (1.3%)
 200,000    BroadWing Inc. ..............     5,662,500
 220,600    Hellenic Telecommunications
             Organization S.A. (OTE)
             (ADR) (Greece)*.............     2,578,263
                                           ------------
                                              8,240,763
                                           ------------

            Package Goods/Cosmetics (1.2%)
 175,000    Avon Products, Inc. .........     7,262,500
                                           ------------
            Precision Instruments (0.9%)
 100,000    Tektronix, Inc. .............     5,787,500
                                           ------------

            Property - Casualty Insurers (1.0%)
  85,000    ACE Ltd. (Bermuda)...........     2,034,688
 135,000    Everest Re Group, Ltd.
             (Bermuda)...................     3,948,750
                                           ------------
                                              5,983,438
                                           ------------

            REIT - Industrial/Office (1.2%)
 125,000    Boston Properties, Inc. .....     4,359,375
 150,000    Cornerstone Properties,
             Inc. .......................     2,737,500
                                           ------------
                                              7,096,875
                                           ------------

            Semiconductors (7.5%)
  85,000    Atmel Corp.*.................     4,154,375
 175,000    Cypress Semiconductor
             Corp.*......................     9,089,063

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
 175,000    Fairchild Semiconductor Corp.
             (Class A)*..................  $  8,312,500
 200,000    Integrated Device Technology,
             Inc.*.......................     9,599,999
  60,000    Intel Corp. .................     7,608,750
 110,000    International Rectifier
             Corp.*......................     5,403,750
  25,000    Lattice Semiconductor
             Corp.*......................     1,665,625
                                           ------------
                                             45,834,062
                                           ------------

            Shoe Manufacturing (0.4%)
  35,000    Timberland Co. (Class A)*....     2,428,125
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $494,926,580)................   572,152,644
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (a) (8.9%)
            U.S. GOVERNMENT AGENCY
$ 54,700    Federal Home Loan Mortgage
             Corp. 5.88% due 05/01/00
             (Amortized Cost
             $54,700,000)................    54,700,000
                                           ------------

                                            626,852,644
TOTAL INVESTMENTS
(Identified Cost $549,626,580) (b).......
  102.3%

                                           (13,904,840)
LIABILITIES IN EXCESS OF OTHER
ASSETS.........................     (2.3)
                                     ----  ------------

                                           $612,947,804
NET ASSETS......................   100.0%
                                     ----  ============
                                     ----

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $87,754,432 and the aggregate gross unrealized depreciation is $10,528,368, resulting in net unrealized appreciation of $77,226,064.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $549,626,580).............................  $626,852,644
Cash........................................................        63,806
Receivable for:
    Investments sold........................................    25,166,846
    Shares of beneficial interest sold......................       887,669
    Dividends...............................................       141,725
Prepaid expenses and other assets...........................        84,495
                                                              ------------
    TOTAL ASSETS............................................   653,197,185
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    38,970,066
    Plan of distribution fee................................       450,204
    Shares of beneficial interest repurchased...............       383,082
    Investment management fee...............................       316,214
Accrued expenses and other payables.........................       129,815
                                                              ------------
    TOTAL LIABILITIES.......................................    40,249,381
                                                              ------------
    NET ASSETS..............................................  $612,947,804
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $436,391,813
Net unrealized appreciation.................................    77,226,064
Accumulated net investment loss.............................    (3,011,346)
Accumulated undistributed net realized gain.................   102,341,273
                                                              ------------
    NET ASSETS..............................................  $612,947,804
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $7,457,718
Shares Outstanding (unlimited authorized, $.01 par value)...       460,519
    NET ASSET VALUE PER SHARE...............................        $16.19
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $17.09
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $545,181,913
Shares Outstanding (unlimited authorized, $.01 par value)...    34,693,983
    NET ASSET VALUE PER SHARE...............................        $15.71
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $2,087,814
Shares Outstanding (unlimited authorized, $.01 par value)...       132,205
    NET ASSET VALUE PER SHARE...............................        $15.79
                                                              ============
CLASS D SHARES:
Net Assets..................................................   $58,220,359
Shares Outstanding (unlimited authorized, $.01 par value)...     3,563,996
    NET ASSET VALUE PER SHARE...............................        $16.34
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (unaudited)
NET INVESTMENT LOSS:
INCOME
Dividends (net of $1,537 foreign withholding tax)...........  $  1,121,189
Interest....................................................       933,431
                                                              ------------

    TOTAL INCOME............................................     2,054,620
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................         7,787
Plan of distribution fee (Class B shares)...................     2,639,881
Plan of distribution fee (Class C shares)...................         5,810
Investment management fee...................................     1,857,593
Transfer agent fees and expenses............................       291,576
Shareholder reports and notices.............................        83,281
Professional fees...........................................        50,447
Registration fees...........................................        36,985
Custodian fees..............................................        25,871
Trustees' fees and expenses.................................        11,052
Other.......................................................         3,364
                                                              ------------

    TOTAL EXPENSES..........................................     5,013,647
                                                              ------------

    NET INVESTMENT LOSS.....................................    (2,959,027)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   109,664,765
Net change in unrealized appreciation.......................    19,507,602
                                                              ------------

    NET GAIN................................................   129,172,367
                                                              ------------

NET INCREASE................................................  $126,213,340
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                         APRIL 30,         ENDED
                                                           2000        OCTOBER 31, 1999
---------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss..................................  $ (2,959,027)     $ (5,225,051)
Net realized gain....................................   109,664,765       152,060,838
Net change in unrealized appreciation................    19,507,602       (15,097,438)
                                                       -------------     ------------

    NET INCREASE.....................................   126,213,340       131,738,349
                                                       -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.......................................    (1,452,888)         (401,300)
Class B shares.......................................  (124,572,319)      (51,411,180)
Class C shares.......................................      (214,295)          (98,960)
Class D shares.......................................   (10,594,159)       (4,282,604)
                                                       -------------     ------------

    TOTAL DISTRIBUTIONS..............................  (136,833,661)      (56,194,044)
                                                       -------------     ------------

Net increase (decrease) from transactions in shares
 of beneficial interest..............................   107,888,981       (44,859,929)
                                                       -------------     ------------

    NET INCREASE.....................................    97,268,660        30,684,376

NET ASSETS:
Beginning of period..................................   515,679,144       484,994,768
                                                       -------------     ------------
    END OF PERIOD
    (Including accumulated net investment losses of
    $3,011,346 and $52,319, respectively)............  $612,947,804      $515,679,144
                                                       =============     ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Capital Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,057,895 at April 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $79,995 and $1,161, respectively and received $2,542 in front-end sales

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $1,115,934,165 and $1,182,031,568, respectively.

For the six months ended April 30, 2000 the Fund incurred $138,385 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At April 30, 2000, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $1,802,668 and $3,311,057, respectively.

For the six months ended April 30, 2000, the Fund incurred brokerage commissions of $102,800 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At April 30, 2000, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,997,768 and $991,561, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2000 the Fund had transfer agent fees and expenses payable of approximately $291,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2000 included in Trustees fees and expenses in the Statement of Operations amounted to $3,012. At April 30, 2000, the Fund had an accrued pension liability of $52,952 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


5. FEDERAL INCOME TAX STATUS

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   APRIL 30, 2000                  OCTOBER 31, 1999
                                                              -------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   -------------
CLASS A SHARES
Sold........................................................     172,665   $  2,782,496          143,069   $   2,289,077
Reinvestment of distributions...............................      98,234      1,410,649           28,595         388,035
Redeemed....................................................    (118,543)    (1,820,700)         (95,316)     (1,520,516)
                                                              ----------   ------------       ----------   -------------
Net increase - Class A......................................     152,356      2,372,445           76,348       1,156,596
                                                              ----------   ------------       ----------   -------------
CLASS B SHARES
Sold........................................................   2,178,318     34,707,089        2,423,634      37,639,071
Reinvestment of distributions...............................   8,403,850    117,401,781        3,655,137      48,978,844
Redeemed....................................................  (4,233,961)   (66,566,875)      (8,138,374)   (126,956,990)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) - Class B...........................   6,348,207     85,541,995       (2,059,603)    (40,339,075)
                                                              ----------   ------------       ----------   -------------
CLASS C SHARES
Sold........................................................      91,032      1,422,949           33,309         503,728
Reinvestment of distributions...............................      13,398        188,105            5,482          73,451
Redeemed....................................................     (13,782)      (205,395)         (63,569)       (976,649)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) - Class C...........................      90,648      1,405,659          (24,778)       (399,470)
                                                              ----------   ------------       ----------   -------------
CLASS D SHARES
Sold........................................................   1,167,649     19,239,697        1,114,224      17,761,834
Reinvestment of distributions...............................     732,012     10,592,214          302,202       4,119,023
Redeemed....................................................    (674,807)   (11,263,029)      (1,714,336)    (27,158,837)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) - Class D...........................   1,224,854     18,568,882         (297,910)     (5,277,980)
                                                              ----------   ------------       ----------   -------------
Net increase (decrease) in Fund.............................   7,816,065   $107,888,981       (2,305,943)  $ (44,859,929)
                                                              ==========   ============       ==========   =============

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                        FOR THE SIX       FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                        MONTHS ENDED         ENDED              ENDED             THROUGH
                                                       APRIL 30, 2000   OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.................      $16.91            $14.68             $18.75             $18.10
                                                           ------            ------             ------             ------

Income (loss) from investment operations:
 Net investment loss.................................       (0.03)            (0.04)             (0.11)             (0.04)
 Net realized and unrealized gain (loss).............        3.74              3.98              (0.55)              0.69
                                                           ------            ------             ------             ------

Total income (loss) from investment operations.......        3.71              3.94              (0.66)              0.65
                                                           ------            ------             ------             ------

Less distributions from net realized gain............       (4.43)            (1.71)             (3.41)                --
                                                           ------            ------             ------             ------

Net asset value, end of period.......................      $16.19            $16.91             $14.68             $18.75
                                                           ======            ======             ======             ======

TOTAL RETURN+........................................       25.31 %(1)        29.74 %            (2.84)%             3.59 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................        1.05 %(2)(3)      1.06 %(3)          1.09 %(3)          1.12 %(2)

Net investment loss..................................       (0.35)%(2)(3)     (0.28)%(3)         (0.69)%(3)         (0.82)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............      $7,458            $5,212               $3,403            $1,684

Portfolio turnover rate..............................         206 %(1)          557 %                230 %             123 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

                                         FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31
                                         MONTHS ENDED        ----------------------------------------------------------------
                                       APRIL 30, 2000++       1999++        1998++       1997*++         1996          1995
-----------------------------------------------------------------------------------------------------------------------------
                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................        $16.58            $14.53        $18.71        $16.98        $14.40        $11.86
                                             ------            ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
 Net investment loss.................         (0.09)            (0.17)        (0.23)        (0.21)        (0.11)        (0.06)
 Net realized and unrealized gain
   (loss)............................          3.65              3.93         (0.54)         4.68          2.69          2.60
                                             ------            ------        ------        ------        ------        ------

Total income (loss) from investment
 operations..........................          3.56              3.76         (0.77)         4.47          2.58          2.54
                                             ------            ------        ------        ------        ------        ------

Less distributions from net realized
 gain................................         (4.43)            (1.71)        (3.41)        (2.74)           --            --
                                             ------            ------        ------        ------        ------        ------

Net asset value, end of period.......        $15.71            $16.58        $14.53        $18.71        $16.98        $14.40
                                             ======            ======        ======        ======        ======        ======

TOTAL RETURN+........................         24.91 %(1)        28.70%        (3.56)%       31.21%        17.92%        21.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................          1.81 %(2)(3)      1.86%(3)      1.84%(3)      1.84%         1.84%         1.89%

Net investment loss..................         (1.11)%(2)(3)     (1.08)%(3)    (1.44)%(3)    (1.26)%       (0.64)%       (0.43)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................      $545,182          $469,991      $441,787      $522,276      $506,571      $483,870

Portfolio turnover rate..............           206 %(1)          557%          230%          123%           72%           33%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior July 28, 1997 have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

                                                                                                               FOR THE PERIOD
                                                        FOR THE SIX       FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                        MONTHS ENDED         ENDED              ENDED             THROUGH
                                                       APRIL 30, 2000   OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.................      $16.64            $14.53             $18.71             $18.10
                                                           ------            ------             ------             ------

Income (loss) from investment operations:
 Net investment loss.................................       (0.09)            (0.12)             (0.23)             (0.07)
 Net realized and unrealized gain (loss).............        3.67              3.94              (0.54)              0.68
                                                           ------            ------             ------             ------

Total income (loss) from investment operations.......        3.58              3.82              (0.77)              0.61
                                                           ------            ------             ------             ------

Less distributions from net realized gain............       (4.43)            (1.71)             (3.41)                --
                                                           ------            ------             ------             ------

Net asset value, end of period.......................      $15.79            $16.64             $14.53             $18.71
                                                           ======            ======             ======             ======

TOTAL RETURN+........................................       24.86 %(1)        29.17 %            (3.56)%             3.37 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................        1.81 %(2)(3)      1.53 %(3)          1.84 %(3)          1.85 %(2)

Net investment loss..................................       (1.11)%(2)(3)     (0.75)%(3)         (1.44)%(3)         (1.54)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............      $2,088              $692               $964               $389

Portfolio turnover rate..............................         206 %(1)          557 %              230 %              123 %(1)

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES

                                                                                                               FOR THE PERIOD
                                                        FOR THE SIX       FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                        MONTHS ENDED         ENDED              ENDED             THROUGH
                                                       APRIL 30, 2000   OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.................       $17.01           $14.73             $18.76             $18.10
                                                            ------           ------             ------             ------

Income (loss) from investment operations:
 Net investment loss.................................        (0.01)           (0.01)             (0.07)             (0.02)
 Net realized and unrealized gain (loss).............         3.77             4.00              (0.55)              0.68
                                                            ------           ------             ------             ------

Total income (loss) from investment operations.......         3.76             3.99              (0.62)              0.66
                                                            ------           ------             ------             ------

Less distributions from net realized gain............        (4.43)           (1.71)             (3.41)                --
                                                            ------           ------             ------             ------

Net asset value, end of period.......................       $16.34           $17.01             $14.73             $18.76
                                                            ======           ======             ======             ======

TOTAL RETURN+........................................        25.50 %(1)       30.00 %            (2.59)%             3.65 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................         0.81 %(2)(3)     0.86 %(3)          0.84 %(3)         0.82 %(2)

Net investment loss..................................        (0.11)%(2)(3)    (0.08)%(3)         (0.44)%(3)        (0.50)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............      $58,220            $39,785           $38,840            $36,863

Portfolio turnover rate..............................          206 %(1)           557 %             230 %               123 %(1)

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD


MORGAN STANLEY
DEAN WITTER
CAPITAL GROWTH
SECURITIES

[PHOTO]

Semiannual  Report
April 30, 2000